Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 29, 2012
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz RCM Wellness Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2012 was
95%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Examples above, can
		adversely affect the Fund's investment performance.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show
		what your costs would be based on these assumptions.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies. The Fund may invest in
U.S. and non-U.S. companies, and currently expects the majority of its non-U.S. investments will normally be in Asia and Western
Europe. The Fund may invest up to 15% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). The Fund will invest primarily in common stocks and other equity securities.
Although the Fund may invest in companies of any market
capitalization, the Fund does not intend to invest more than 15%
of its assets in companies with market capitalizations below
$100 million. The portfolio managers consider wellness-related companies to include companies in the healthcare industry and other companies that provide products or services that promote or aid in achieving a healthy lifestyle. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following
characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. The Fund is "non-diversified," which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund may invest in derivatives of any kind, it expects to write
(sell) put and call options on securities for hedging, risk
		management or other purposes.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in wellness-related companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Focusing on a limited number of issuers, sectors (such as the wellness sector),
industries, or geographic regions increases risk and volatility
(Focused Investment Risk (Wellness-Related Risk)). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment
Risk, Emerging Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency exchange rates);
and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks"  in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
		government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's
average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class D shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the
Fund. These adjustments generally result in estimated performance results for the Fund that are higher or lower than the actual results of the predecessor fund, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more
		current performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a sector-specific custom benchmark and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns - Class D
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart and the information to its right show performance of the
Fund's Class D shares. For periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share
		class of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	More Recent Return Information 1/1/12-6/30/12 12.94% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 18.65% Lowest 10/01/2008-12/31/2008 -17.46%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from
		any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/11)
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | World Healthcare & Consumer Blended Benchmark
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	World Healthcare & Consumer Blended Benchmark
1 Year	rr_AverageAnnualReturnYear01	7.16%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Lipper Health/Biotechnology Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Health/Biotechnology Funds Average
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
1.20	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Annual Return 2002	rr_AnnualReturn2002	(26.56%)
Annual Return 2003	rr_AnnualReturn2003	28.87%
Annual Return 2004	rr_AnnualReturn2004	12.67%
Annual Return 2005	rr_AnnualReturn2005	1.87%
Annual Return 2006	rr_AnnualReturn2006	0.58%
Annual Return 2007	rr_AnnualReturn2007	10.04%
Annual Return 2008	rr_AnnualReturn2008	(26.43%)
Annual Return 2009	rr_AnnualReturn2009	30.58%
Annual Return 2010	rr_AnnualReturn2010	10.42%
Annual Return 2011	rr_AnnualReturn2011	4.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.46%)
Label	rr_AverageAnnualReturnLabel	Class D - Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.88%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Class D | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class D - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	2.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996
Allianz RCM Wellness Fund (First Prospectus Summary) | Allianz RCM Wellness Fund | Class D | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class D - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1996